Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Debt
7.	Debt

Revolving Line of Credit

In June 2023, the Company entered into a $5.0 million revolving line of credit agreement with a commercial bank with a one-year term and an interest rate based on the higher of (i) the one month secured overnight financing rate plus 2.85% or (ii) 7.50%. Issuance fees of $0.1 million were incurred in connection with this revolving line of credit. All outstanding balances under the revolving line of credit are due and payable on June 20, 2024. The revolving line of credit is secured by all of the Company’s assets, including a deed of trust over the Company’s owned real property located in Santa Ana, California. Additionally, the Company is required to maintain a restricted cash balance of $0.3 million following the issuance. The Company will be required to maintain deposits with the lender in an amount of at least $15.0 million at all times beginning December 31, 2023 until June 20, 2024 for as long as there is a debt balance outstanding. As of September 30, 2023, the interest rate for the revolving line of credit was 8.17%.

Through September 30, 2023, the Company drew down $4.9 million upon the revolving line of credit and no repayments of drawdowns occurred. Interest expense of $0.1 million was incurred upon the revolving line of credit for each of the three and nine months ended September 30, 2023. As of September 30, 2023, $0.1 million in accrued interest was recognized for the revolving line of credit, which is classified to other current liabilities within the unaudited condensed consolidated balance sheet as of September 30, 2023. No interest expense was incurred for the revolving line of credit during each of the three and nine months ended September 30, 2022.

Related Party Loans

Between August 2019 and April 2023, the Company entered into related party loans with NKMAX (“Related Party Loans”).

In December 2022, the then-outstanding aggregate Related Party Loans’ principal and interest of $66.1 million was converted into 17,002,230 shares of common stock which was recognized as a capital contribution as of and for the year ended December 31, 2022.

From January through April 2023, the Company entered into additional Related Party Loans with NKMAX for aggregate gross proceeds of $5.0 million. These additional Related Party Loans bear an interest rate of 4.6% and mature on December 31, 2024. There are no financial or non-financial covenants associated with the Related Party Loans. The additional Related Party Loans are not convertible into equity.

In connection with the Related Party Loans, interest expenses incurred were $0.1 million and $0.6 million for the three months ended September 30, 2023 and 2022, respectively, and $0.2 million and $1.7 million for the nine months ended September 30, 2023 and 2022, respectively. Related party interest payable amounts recorded to other current liabilities on the unaudited condensed consolidated balance sheets were $0.2 million and zero as of September 30, 2023 and December 31, 2022, respectively.

Short Term Related Party Loan

In September 2023, NKGen raised $0.3 million in proceeds in connection with a related party loan with a 30-day term and an interest rate of 5.12% (“Short Term Related Party Loan”). This related party loan was not convertible into equity and was repaid in cash on October 5, 2023. Related party interest payable amounts recorded to other current liabilities on the unaudited condensed consolidated balance sheets were less than $0.1 million and zero as of September 30, 2023 and December 31, 2022, respectively. Related party interest expense was less than $0.1 million for each of the three and nine months ended September 30, 2023, and zero for each of the three and nine months ended September 30, 2022.

6. Debt

Convertible promissory notes

From November through December 2019, the Company issued the 2019 Convertible Notes and the Related Party Convertible Notes for total proceeds of $11.1 million.

The Convertible Notes bear interest at 1.68% per year and in the event the Company consummates, while the Convertible Notes are outstanding, an equity financing pursuant to which it sells shares of its equity securities, with an aggregate sales price of not less than $20.0 million, excluding any and all indebtedness under the Convertible Notes that is converted into Company equity securities sold in a qualified financing (“Next Round Securities”), and with the principal purpose of raising capital, then all principal, together with all unpaid accrued interest under the Notes, shall automatically convert into shares of Next Round Securities at the lesser of (i) the price obtained by dividing $300.0 million by the number of outstanding shares of common stock of the Company immediately prior to the qualified financing (assuming conversion of all securities convertible into common stock and exercise of all outstanding options and warrants, but excluding the shares of equity securities of the Company issuable upon the conversion of the Convertible Notes or other indebtedness) and (ii) a discount to the cash price per share paid by the other purchasers of Next Round Securities in the qualified financing equal to for an investor that invests up to $1.0 million in Convertible Notes: 20%, and for an investor that invests more than $1.0 million and less than $5.0 million in Convertible Notes: 25%. There are no financial or non-financial covenants associated with the Convertible Notes. The principal amounts of the Convertible Notes are due on demand as of December 31, 2022.

Paycheck Protection Program Loan

In May 2020, the Company received loan proceeds of $1.1 million pursuant to the Paycheck Protection Program (“PPP”). The PPP, established as part of the CARES Act, provides loans for small businesses to cover qualified payroll costs, rent, utilities, and interest on mortgage and other debt obligations. The loan has an interest rate of 1%. The loan was paid off in May 2022. The Company recorded interest expense of less than $0.1 million and $0.1 million related to the PPP loan to interest expense in the Statements of Operations and Comprehensive Loss for the years ended December 31, 2021 and 2022, respectively.